Right-of-use Asset and Lease Liability (Tables)	12 Months Ended
Feb. 28, 2026
Right-of-use Asset And Lease Liability
Schedule of operating leases assets and liabilities

	February 28, 2026	February 28, 2025
Right-of-use asset
Right-of-use asset, net	$19,201	$126,581

Lease Liability
Current lease liability	$10,604	$116,808
Non-current lease liability	—	9,986
Total lease liability	$10,604	$126,794

Remaining lease term and discount rate	February 28, 2026
Weighted-average remaining lease term	2 months
Weighted-average discount rate	4.75%

Schedule of future minimum lease payments due

2026	$10,645
Less: imputed interest	(41)
$10,604

Schedule of cash flow information related to leases

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from leases	$81,910